John Hancock
Retirement Income 2040 Fund
Quarterly portfolio holdings 3/31/2021

Fund’s investments
As of 3-31-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 51.4%				$12,875,943
(Cost $12,816,108)
U.S. Government 51.4%				12,875,943
U.S. Treasury
Bond	3.500	02-15-39	494,000	592,356
Bond	3.875	08-15-40	225,000	283,693
Bond	4.250	05-15-39	280,000	367,861
Bond	4.250	11-15-40	265,000	350,607
Bond	4.375	02-15-38	336,000	444,413
Bond	4.375	11-15-39	555,000	741,792
Bond	4.500	02-15-36	990,000	1,309,662
Bond	4.500	05-15-38	660,000	885,766
Bond	4.625	02-15-40	340,000	468,895
Bond	4.750	02-15-37	545,000	745,373
Bond	5.000	05-15-37	530,000	744,174
Bond	5.250	02-15-29	70,000	89,554
Bond	5.375	02-15-31	725,000	969,886
Bond	5.500	08-15-28	275,000	353,311
Bond	6.125	08-15-29	25,000	34,060
Bond	6.250	05-15-30	6,000	8,373
Bond	6.500	11-15-26	70,000	90,746
Bond	6.625	02-15-27	260,000	341,494
Bond	8.125	08-15-21	141,000	145,274
Note	0.125	12-31-22	115,000	114,951
Note	0.125	07-15-23	16,000	15,969
Note	0.500	03-31-25	70,000	69,554
Note	0.625	12-31-27	115,000	109,506
Note	0.625	08-15-30	175,000	158,594
Note	0.750	01-31-28	130,000	124,638
Note	1.125	02-15-31	145,000	137,002
Note	1.500	01-15-23	50,000	51,201
Note	1.500	11-30-24	155,000	160,268
Note	1.625	12-31-21	200,000	202,328
Note	1.625	08-15-29	145,000	145,515
Note	1.750	12-31-26	65,000	67,270
Note	1.750	11-15-29	120,000	121,420
Note	1.875	06-30-26	185,000	193,325
Note	2.000	10-31-22	70,000	72,054
Note	2.000	02-15-25	320,000	337,038
Note	2.250	12-31-23	450,000	474,012
Note	2.250	03-31-26	45,000	47,907
Note	2.250	11-15-27	135,000	142,905
Note	2.375	01-31-23	70,000	72,838
Note	2.500	02-15-22	225,000	229,764
Note	2.625	02-15-29	180,000	194,695
Note	2.750	08-15-21	50,000	50,512
Note	2.750	02-15-24	330,000	352,920
Note	2.750	02-15-28	125,000	136,343
Note	2.875	11-30-25	50,000	54,672

Note	2.875	05-15-28	65,000	71,452
2	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Corporate bonds 36.3%				$9,089,385
(Cost $8,277,977)
Communication services 5.9%				1,473,424
Diversified telecommunication services 3.0%
AT&T, Inc. (A)	2.550	12-01-33	97,000	92,091
AT&T, Inc.	4.500	05-15-35	90,000	101,508
AT&T, Inc.	5.350	09-01-40	50,000	61,838
Deutsche Telekom International Finance BV	9.250	06-01-32	50,000	79,588
T-Mobile USA, Inc. (A)	3.000	02-15-41	90,000	83,534
Verizon Communications, Inc.	4.400	11-01-34	80,000	91,447
Verizon Communications, Inc.	4.500	08-10-33	115,000	133,575
Verizon Communications, Inc.	5.250	03-16-37	75,000	94,551
Entertainment 0.3%
Activision Blizzard, Inc.	1.350	09-15-30	90,000	81,305
Media 2.6%
Charter Communications Operating LLC	5.375	04-01-38	75,000	88,399
Charter Communications Operating LLC	6.384	10-23-35	80,000	103,599
Comcast Corp.	4.250	01-15-33	130,000	150,091
Comcast Corp.	6.500	11-15-35	55,000	77,774
Comcast Corp.	7.050	03-15-33	75,000	107,015
ViacomCBS, Inc.	5.500	05-15-33	105,000	127,109
Consumer discretionary 2.1%				512,574
Auto components 0.3%
Magna International, Inc.	2.450	06-15-30	65,000	65,400
Automobiles 0.3%
General Motors Company	6.600	04-01-36	55,000	71,386
Hotels, restaurants and leisure 0.3%
McDonald's Corp.	6.300	03-01-38	60,000	83,439
Internet and direct marketing retail 0.9%
Amazon.com, Inc.	4.800	12-05-34	50,000	62,811
eBay, Inc.	3.450	08-01-24	70,000	75,446
Expedia Group, Inc.	3.250	02-15-30	80,000	80,516
Specialty retail 0.3%
Lowe's Companies, Inc.	5.000	04-15-40	60,000	73,576
Consumer staples 2.0%				510,611
Beverages 1.4%
Anheuser-Busch Companies LLC	4.700	02-01-36	85,000	99,575
Anheuser-Busch InBev Worldwide, Inc.	8.200	01-15-39	35,000	55,973
Diageo Capital PLC	2.000	04-29-30	100,000	97,774
PepsiCo, Inc.	1.625	05-01-30	100,000	95,597
Food and staples retailing 0.4%
Costco Wholesale Corp.	1.750	04-20-32	100,000	95,053
Household products 0.2%
The Procter & Gamble Company	3.550	03-25-40	60,000	66,639
Energy 4.0%				994,858
Oil, gas and consumable fuels 4.0%
Canadian Natural Resources, Ltd.	6.250	03-15-38	45,000	57,084
Canadian Natural Resources, Ltd.	6.450	06-30-33	55,000	69,859
ConocoPhillips	5.900	10-15-32	80,000	104,059
Energy Transfer Operating LP	6.050	06-01-41	50,000	57,137
Energy Transfer Operating LP	7.500	07-01-38	45,000	59,391
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	3

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
EOG Resources, Inc.	3.900	04-01-35	85,000	$91,812
Exxon Mobil Corp.	3.043	03-01-26	55,000	59,348
Kinder Morgan Energy Partners LP	5.800	03-15-35	75,000	91,674
Kinder Morgan Energy Partners LP	6.500	09-01-39	45,000	58,260
Shell International Finance BV	4.125	05-11-35	55,000	62,568
Suncor Energy, Inc.	5.950	05-15-35	50,000	62,498
Sunoco Logistics Partners Operations LP	3.900	07-15-26	60,000	64,590
TransCanada PipeLines, Ltd.	4.625	03-01-34	85,000	95,935
Valero Energy Corp.	7.500	04-15-32	45,000	60,643
Financials 5.8%				1,444,677
Banks 2.8%
Bank of Montreal (3.803% to 12-15-27, then 5 Year U.S. Swap Rate + 1.432%)	3.803	12-15-32	110,000	120,831
Citigroup, Inc.	6.000	10-31-33	85,000	109,918
Citigroup, Inc.	6.625	06-15-32	80,000	105,945
HSBC Holdings PLC	7.625	05-17-32	75,000	103,709
JPMorgan Chase & Co.	5.500	10-15-40	80,000	104,798
JPMorgan Chase & Co.	6.400	05-15-38	60,000	85,072
U.S. Bancorp	2.950	07-15-22	70,000	72,280
Capital markets 1.2%
Morgan Stanley	3.125	07-27-26	100,000	107,628
Morgan Stanley	7.250	04-01-32	70,000	98,385
S&P Global, Inc.	1.250	08-15-30	90,000	82,400
Insurance 1.5%
American International Group, Inc.	3.875	01-15-35	95,000	103,302
Lincoln National Corp.	3.800	03-01-28	50,000	55,256
MetLife, Inc.	6.500	12-15-32	50,000	70,522
Prudential Financial, Inc.	3.905	12-07-47	63,000	68,162
The Travelers Companies, Inc.	6.750	06-20-36	60,000	86,973
Mortgage real estate investment trusts 0.3%
Regency Centers LP	3.700	06-15-30	65,000	69,496
Health care 3.6%				906,639
Biotechnology 1.3%
AbbVie, Inc.	4.500	05-14-35	60,000	70,451
AbbVie, Inc.	4.550	03-15-35	90,000	104,515
Biogen, Inc.	2.250	05-01-30	100,000	97,011
GlaxoSmithKline Capital, Inc.	5.375	04-15-34	45,000	59,456
Health care providers and services 1.1%
CVS Health Corp.	4.780	03-25-38	100,000	118,019
CVS Health Corp.	4.875	07-20-35	65,000	76,485
UnitedHealth Group, Inc.	4.625	07-15-35	60,000	73,254
Pharmaceuticals 1.2%
Johnson & Johnson	4.375	12-05-33	85,000	102,903
Merck & Company, Inc.	3.900	03-07-39	60,000	68,368
Pfizer, Inc.	3.400	05-15-24	55,000	59,655
Wyeth LLC	5.950	04-01-37	55,000	76,522
Industrials 4.0%				1,004,177
Aerospace and defense 1.4%
Lockheed Martin Corp.	4.500	05-15-36	60,000	72,403
Raytheon Technologies Corp.	4.450	11-16-38	50,000	57,929
Raytheon Technologies Corp.	5.700	04-15-40	65,000	87,018
4	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Aerospace and defense (continued)
The Boeing Company	2.950	02-01-30	60,000	$59,833
The Boeing Company	3.600	05-01-34	80,000	80,004
Air freight and logistics 0.2%
FedEx Corp.	4.900	01-15-34	50,000	60,175
Industrial conglomerates 1.1%
General Electric Company	5.875	01-14-38	75,000	97,055
General Electric Company	6.750	03-15-32	70,000	93,756
General Electric Company	6.875	01-10-39	50,000	70,318
Road and rail 0.6%
Canadian Pacific Railway Company	2.050	03-05-30	95,000	91,778
CSX Corp.	6.000	10-01-36	45,000	60,919
Trading companies and distributors 0.7%
GATX Corp.	4.000	06-30-30	80,000	88,105
International Lease Finance Corp.	8.625	01-15-22	80,000	84,884
Information technology 2.7%				681,542
IT services 0.3%
Fidelity National Information Services, Inc.	2.250	03-01-31	70,000	68,776
Semiconductors and semiconductor equipment 0.9%
Broadcom, Inc.	4.300	11-15-32	80,000	87,099
Micron Technology, Inc.	4.663	02-15-30	65,000	73,836
NVIDIA Corp.	2.850	04-01-30	65,000	68,263
Software 1.1%
Microsoft Corp.	2.525	06-01-50	22,000	20,033
Microsoft Corp.	3.500	02-12-35	65,000	72,674
Microsoft Corp.	4.100	02-06-37	38,000	44,886
Microsoft Corp.	4.200	11-03-35	55,000	65,719
ServiceNow, Inc.	1.400	09-01-30	75,000	67,791
Technology hardware, storage and peripherals 0.4%
Dell International LLC (A)	6.020	06-15-26	95,000	112,465
Materials 1.8%				457,343
Chemicals 0.5%
Linde, Inc.	3.200	01-30-26	45,000	48,982
The Dow Chemical Company	2.100	11-15-30	75,000	72,293
Containers and packaging 0.3%
International Paper Company	7.300	11-15-39	50,000	74,721
Metals and mining 0.7%
Newmont Corp.	2.250	10-01-30	70,000	68,190
Rio Tinto Alcan, Inc.	5.750	06-01-35	50,000	67,304
Rio Tinto Finance USA, Ltd.	3.750	06-15-25	45,000	49,378
Paper and forest products 0.3%
Georgia-Pacific LLC	8.875	05-15-31	50,000	76,475
Real estate 1.1%				280,489
Equity real estate investment trusts 1.1%
Crown Castle International Corp.	4.300	02-15-29	120,000	134,509
Duke Realty LP	1.750	07-01-30	70,000	65,167
Equinix, Inc.	2.150	07-15-30	85,000	80,813
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	5

	Rate (%)	Maturity date	Par value^	Value
Utilities 3.3%				$823,051
Electric utilities 2.3%
Duke Energy Carolinas LLC	6.450	10-15-32	75,000	99,268
Florida Power & Light Company	5.950	02-01-38	60,000	81,756
MidAmerican Energy Company	5.750	11-01-35	70,000	92,922
Oncor Electric Delivery Company LLC	5.250	09-30-40	45,000	58,558
PacifiCorp	5.250	06-15-35	55,000	69,608
Virginia Electric & Power Company	6.350	11-30-37	85,000	118,421
Xcel Energy, Inc.	6.500	07-01-36	45,000	63,647
Multi-utilities 1.0%
CenterPoint Energy, Inc.	4.250	11-01-28	50,000	56,077
Dominion Energy, Inc.	6.300	03-15-33	60,000	78,397
DTE Energy Company	6.375	04-15-33	80,000	104,397

	Shares	Value
Affiliated investment companies (B) 11.5%		$2,878,249
(Cost $2,222,058)
Equity 11.5%		2,878,249
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (C)	210,398	2,878,249

	Yield (%)	Shares	Value
Short-term investments 0.4%			$107,846
(Cost $107,846)
Short-term funds 0.4%			107,846
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0359(D)	107,846	107,846

Total investments (Cost $23,423,989) 99.6%	$24,951,423
Other assets and liabilities, net 0.4%	108,922
Total net assets 100.0%	$25,060,345

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	The underlying funds' subadvisor is shown parenthetically.
(C)	The subadvisor is an affiliate of the advisor.
(D)	The rate shown is the annualized seven-day yield as of 3-31-21.
6	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in affiliated underlying funds and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of March 31, 2021, by major security category or type:
	Total value at 3-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$12,875,943	—	$12,875,943	—
Corporate bonds	9,089,385	—	9,089,385	—
Affiliated investment companies	2,878,249	$2,878,249	—	—
Short-term investments	107,846	107,846	—	—
Total investments in securities	$24,951,423	$2,986,095	$21,965,328	—
Investment in affiliated underlying funds. The fund invests in an affiliated underlying fund that is managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying fund for the purpose of exercising management or control; however, the fund’s investment may represent a significant portion of the underlying fund’s net assets.
Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Equity Allocation	210,398	$2,882,900	—	$(176,185)	$13,076	$158,458	—	—	$2,878,249
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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